Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Notes
Convertible Notes

Note 8. Convertible Notes

On March 14, 2016, the Company entered into a 10% Senior Secured Convertible Note Purchase Agreement (the Purchase Agreement) with the purchasers of $8,000,000 principal amount of 10% Senior Secured Convertible Notes due August 15, 2018 (the Notes), at par, in a private placement transaction effected pursuant to an exemption from the registration requirements under the Securities Act of 1933, as amended. The conversion price of the Notes is $9.00 per share and is subject to adjustment upon certain events, as set forth in the Purchase Agreement. Pursuant to a security agreement entered into by the Company, the Notes are secured by a security interest in all of the assets of the Company.

The Notes bear interest at the annual rate of 10%. Accrued interest is payable semi-annually in cash or in-kind through the issuance of identical new Notes, or with a combination of the two, at the Company’s option. The Notes are noncallable and nonredeemable by the Company. The Notes are redeemable at the election of the holders if the Company experiences a fundamental change (as defined in the Notes), which generally would occur in the event (i) any person acquires beneficial ownership of shares of common stock of the Company entitling such person to exercise at least 40% of the total voting power of all of the shares of capital stock of the Company entitled to vote generally in elections of directors, (ii) an acquisition of the Company by another person through a merger or consolidation, or the sale, transfer or lease of all or substantially all of the Company’s assets, or (iii) the Company’s current directors cease to constitute a majority of the board of directors of the Company within a 12-month period, disregarding for this purpose any director who voluntarily resigns as a director or dies while serving as a director. The redemption price is 120% of the principal amount of the Note to be repurchased plus accrued and unpaid interest as of the redemption date.

The conversion price of $9.00 per share of common stock shall be reset, if, prior to the maturity date, the Company sells new shares of capital stock, or other securities convertible into or exercisable for capital stock, in a financing with one or more accredited investors that yields proceeds to the Company (net of transaction fees, expenses and discounts and commission) of at least $1,000,000 at a price lower than the then applicable conversion price in effect immediately before the closing of such financing; provided that in no event shall the applicable conversion price be reset to less than $8.50 per share of common stock.  The Notes are subject to anti-dilution adjustments for stock splits, stock dividends, and the like.

No Note holder shall be entitled to convert such holder’s Notes if effective upon the applicable conversion date (i) the holder would have beneficial ownership of more than 9.9% of the voting capital stock of the Company as determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934, as amended, (with exceptions specified in the Purchase Agreement), or (ii) if the shares are being acquired or held with a purpose or effect of changing or influencing control of the Company, or in connection with or as a participant in any transaction having that purpose or effect, as determined in the sole discretion of the board of directors of the Company. There is no required sinking fund for the Notes. The Notes have not been registered for resale, and the holder(s) do not have registration rights.

The Notes restrict the ability of the Company to incur any indebtedness for borrowed money, unless such indebtedness by its terms is expressly subordinated to the Notes in right of payment and to the security interest of the Note holder(s) in respect to the priority and enforcement of any security interest in property of the Company securing such new debt; provided that the Note holder(s) security interest and cash payment rights under the Notes shall be subordinate to a maximum of $5,000,000 of indebtedness for a secured accounts receivable line of credit facility provided to the Company by a bank or institutional lender; and, provided further, that in no event may the amount of indebtedness to which the  security interest of the Note holder(s) is subordinated exceed the outstanding balance of accounts receivable less than 90 days old for which the Company has not recorded an allowance for doubtful accounts pledged under such credit facility.

The Notes define an event of default generally as any failure by the Company to pay an amount owed under the Notes when due (subject to cure periods), a default with respect to other indebtedness of the Company  resulting  in acceleration of such indebtedness, the commencement of bankruptcy or insolvency proceedings, or the cessation of business.  If an event of default occurs under the Notes, the holder(s) of a majority-in-interest of the outstanding principal amount of the Notes may declare the outstanding principal amount thereof to be immediately due and payable and pursue all available remedies, including taking possession of the assets of the Company and selling them to pay the amount of debt then due, plus expenses, in accordance with applicable laws and procedures.

The Company incurred debt issuance costs of approximately $0.1 million, which were recorded as a debt discount and are being amortized to interest expense over the repayment period for the loan using the effective interest rate method.  The interest expense related the three and nine months ended September 30, 2017 was approximately $11,000 and $33,000, respectively.  The remaining unamortized debt discount was approximately $42,000.

In August 2016, the first semi-annual interest payment was made in-kind with the issue of an additional note (Interest Note) to the Purchasers.  The Interest Note has a principal amount of approximately $336,000 and has terms identical to the Notes.  In February 2017, the second semi-annual interest payment was made in-kind with the issue of an additional note (Second Interest Note) to the Purchasers.  In August 2017, the third semi-annual interest payment was made in-kind with the issue of an additional note (Third Interest Note) to the Purchasers. The Second Interest Note and Third Interest Note have principal amounts of approximately $420,000 and $434,000, respectively, and have terms identical to the Notes.  As of September 30, 2017, the Notes, Interest Note, Second Interest Note and Third Interest Note could be converted into a maximum of 1,081,166 shares of common stock at $8.50 per share, excluding the effects of future payments of interest in-kind.

The outstanding convertible notes payable of $9.2 million (excluding unamortized discount of approximately $42,000 as of September 30, 2017) are due in August 2018.

Note 11: Convertible Notes

On March 14, 2016, the Company entered into a 10% Senior Secured Convertible Note Purchase Agreement (the Purchase Agreement) with the purchasers of $8,000,000 principal amount of 10% Senior Secured Convertible Notes due August 15, 2018 (the Notes), at par, in a private placement transaction effected pursuant to an exemption from the registration requirements under the Securities Act of 1933, as amended. The conversion price of the Notes is $9.00 per share and is subject to adjustment upon certain events, as set forth in the Purchase Agreement. Pursuant to a security agreement entered into by the Company, the Notes are secured by a security interest in all of the assets of the Company.

The Notes bear interest at the annual rate of 10%. Accrued interest is payable semi-annually in cash or in kind through the issuance of identical new Notes, or with a combination of the two, at the Company’s option. The Notes are noncallable and nonredeemable by the Company. The Notes are redeemable at the election of the holders if the Company experiences a fundamental change (as defined in the Notes), which generally would occur in the event (i) any person acquires beneficial ownership of shares of common stock of the Company entitling such person to exercise at least 40% of the total voting power of all of the shares of capital stock of the Company entitled to vote generally in elections of directors, (ii) an acquisition of the Company by another person through a merger or consolidation, or the sale, transfer or lease of all or substantially all of the Company’s assets, or (iii) the Company’s current directors cease to constitute a majority of the board of directors of the Company within a 12-month period, disregarding for this purpose any director who voluntarily resigns as a director or dies while serving as a director. The redemption price is 120% of the principal amount of the Note to be repurchased plus accrued and unpaid interest as of the redemption date.

The conversion price of $9.00 per share of common stock shall be reset, if, prior to the maturity date, the Company sells new shares of capital stock, or other securities convertible into or exercisable for capital stock, in a financing with one or more accredited investors that yields proceeds to the Company (net of transaction fees, expenses and discounts and commission) of at least $1,000,000 at a price lower than the then applicable conversion price in effect immediately before the closing of such financing; provided that in no event shall the applicable conversion price be reset to less than $8.50 per share of common stock.  The Notes are subject to anti-dilution adjustments for stock splits, stock dividends, and the like.

No Note holder shall be entitled to convert such holder’s Notes if effective upon the applicable conversion date (i) the holder would have beneficial ownership of more than 9.9% of the voting capital stock of the Company as determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934, as amended, (with exceptions specified in the Purchase Agreement), or (ii) if the shares are being acquired or held with a purpose or effect of changing or influencing control of the Company, or in connection with or as a participant in any transaction having that purpose or effect, as determined in the sole discretion of the board of directors of the Company. There is no required sinking fund for the Notes. The Notes have not been registered for resale, and the holder(s) do not have registration rights.

The Notes restrict the ability of the Company to incur any indebtedness for borrowed money, unless such indebtedness by its terms is expressly subordinated to the Notes in right of payment and to the security interest of the Note holder(s) in respect to the priority and enforcement of any security interest in property of the Company securing such new debt; provided that the Note holder(s) security interest and cash payment rights under the Notes shall be subordinate to a maximum of $5,000,000 of indebtedness for a secured accounts receivable line of credit facility provided to the Company by a bank or institutional lender; and, provided further, that in no event may the amount of indebtedness to which the  security interest of the Note holder(s) is subordinated exceed the outstanding balance of accounts receivable less than 90 days old for which the Company has not recorded an allowance for doubtful accounts pledged under such credit facility.

The Notes define an event of default generally as any failure by the Company to pay an amount owed under the Notes when due (subject to cure periods), a default with respect to other indebtedness of the Company  resulting  in acceleration of such indebtedness, the commencement of bankruptcy or insolvency proceedings, or the cessation of business.  If an event of default occurs under the Notes, the holder(s) of a majority-in-interest of the outstanding principal amount of the Notes may declare the outstanding principal amount thereof to be immediately due and payable and pursue all available remedies, including taking possession of the assets of the Company and selling them to pay the amount of debt then due, plus expenses, in accordance with applicable laws and procedures.

The Company incurred debt issuance costs of approximately $0.1 million, which were recorded as a debt discount and are being amortized to interest expense over the repayment period for the loan using the effective interest rate method.  The interest expense related to the debt discount during the year ended December 31, 2016 was approximately $37,000 and the remaining unamortized debt discount was approximately $0.1 million.

In August 2016, the first semi-annual interest payment was made in-kind with the issue of an additional note (Interest Note) to the Purchasers.  The Interest Note has a principal amount of approximately $336,000 and has terms identical to the Notes.  As of December 31, 2016, the Notes and Interest Note could be converted into a maximum of 980,649 shares of common stock at $8.50 per share, excluding the effects of future payments of interest in-kind.

Future repayments on outstanding convertible notes payable (excluding unamortized discount of $0.1 million as of December 31, 2016) are as follows: (in thousands):

Year ending December 31,
2017	$—
2018	$8,336

$8,336